Voya Large Cap Value Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya Large Cap Value Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 681
Expense Example, No Redemption, 3 Years	906
Expense Example, No Redemption, 5 Years	1,150
Expense Example, No Redemption, 10 Years	1,847
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	583
Expense Example, No Redemption, 5 Years	1,004
Expense Example, No Redemption, 10 Years	2,178
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	251
Expense Example, No Redemption, 5 Years	446
Expense Example, No Redemption, 10 Years	1,012
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	429
Expense Example, No Redemption, 5 Years	743
Expense Example, No Redemption, 10 Years	1,633
Class R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	398
Expense Example, No Redemption, 5 Years	690
Expense Example, No Redemption, 10 Years	1,521
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	432
Expense Example, No Redemption, 10 Years	978
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	272
Expense Example, No Redemption, 5 Years	475
Expense Example, No Redemption, 10 Years	$ 1,059